UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105-4300
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31, 2010

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments. — The schedule of investments as of September 30, 2010, is filed herewith.

FIRST EAGLE

Overseas Variable Fund

Schedule of Investments • Period Ended September 30, 2010 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.86%

Australia 1.15%
140,784	Newcrest Mining Limited	$4,743,560	$5,388,870
405,710	Spotless Group Limited	1,457,742	939,527
		6,201,302	6,328,397
Austria 0.04%
12,363	Wienerberger AG (a)	202,275	203,207

Belgium 0.27%
18,124	Groupe Bruxelles Lambert SA	1,620,472	1,509,128

Bermuda 1.07%
130,880	Jardine Matheson Holdings Limited	3,888,380	5,907,923

Brazil 1.22%
205,693	Petroleo Brasileiro SA, ADR	5,892,143	6,750,844

Canada 2.35%
180,000	Franco-Nevada Corporation	2,970,470	5,654,972
126,395	Cenovus Energy, Inc.	2,740,621	3,636,384
77,529	EnCana Corporation	1,620,744	2,343,702
67,533	Penn West Energy Trust, UNIT	1,276,957	1,355,387
		8,608,792	12,990,445
France 11.09%
145,891	Sodexo	5,572,386	9,460,716
128,428	Sanofi-Aventis SA	9,834,542	8,551,357
37,452	Robertet SA	4,774,853	5,357,895
82,844	Carrefour SA	4,336,129	4,448,475
54,442	Neopost SA	4,764,164	4,048,888
36,030	Guyenne et Gascogne SA	3,136,456	3,828,666
70,287	Total SA	4,112,819	3,620,035
42,280	Société BIC SA	2,455,195	3,392,072
49,736	Rémy Cointreau SA	1,441,219	3,347,575
45,960	Wendel	2,285,235	3,043,647
23,580	Laurent-Perrier	1,740,700	2,634,185
38,480	Société Foncière Financière et de Participations	4,517,412	2,342,531
32,170	Cie Generale d’Optique Essilor International SA	1,204,496	2,211,938
25,040	Zodiac Aerospace	1,239,300	1,586,265
1,569	Sucrière de Pithiviers-Le-Vieil	878,902	1,551,844
26,499	NSC Groupe (a)(b)	2,015,953	1,019,851
9,220	Gaumont SA	814,112	656,933

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.86% — (continued)

France 11.09% — (continued)
8,840	Sabeton SA	$100,102	$137,292
		55,223,975	61,240,165
Germany 6.77%
213,791	HeidelbergCement AG	11,359,236	10,295,973
128,860	Daimler AG (a)	6,411,986	8,156,163
583,720	Deutsche Wohnen AG (a)	5,381,504	6,939,978
238,970	Tognum AG	3,925,710	5,288,733
57,560	Fraport AG	2,420,094	3,498,175
18,599	Pfeiffer Vacuum Technology AG	1,747,837	1,758,481
37,739	Hamburger Hafen und Logistik AG	1,243,280	1,467,862
		32,489,647	37,405,365
Greece 0.58%
474,652	Jumbo SA	4,329,553	3,194,411

Hong Kong 0.39%
195,670	Guoco Group Limited	2,278,417	2,154,834

Italy 0.96%
397,580	Italcementi S.p.A. RSP	3,849,944	1,958,039
68,340	Italcementi S.p.A.	1,275,606	603,773
45,886	Italmobiliare S.p.A. RSP	2,342,059	1,090,223
25,533	Italmobiliare S.p.A.	2,256,914	855,012
145,627	Gewiss S.p.A.	390,919	810,443
		10,115,442	5,317,490
Japan 29.57%
102,780	Fanuc Limited	8,220,383	13,088,367
257,760	Secom Company Limited	11,474,041	11,641,272
69,560	SMC Corporation	8,151,792	9,174,670
372,600	MS&AD Insurance Group Holdings	10,910,470	8,556,744
236,180	Astellas Pharma, Inc.	9,381,079	8,530,491
36,110	Keyence Corporation	7,064,977	7,855,736
146,560	Shimano, Inc.	3,296,685	7,760,350
4,097	NTT DoCoMo, Inc.	6,285,668	6,822,198
1,036,400	NKSJ Holdings, Inc. (a)	7,375,314	6,505,823
64,270	Hirose Electric Company Limited	7,130,547	6,475,121
274,548	Chofu Seisakusho Company Limited	5,235,460	6,278,672
124,000	Canon, Inc.	5,454,588	5,785,924
348,860	Mitsubishi Estate Company Limited	5,171,395	5,675,374
240,930	MISUMI Group, Inc.	4,175,030	5,050,943
115,300	Ono Pharmaceutical Company Limited	4,646,636	5,020,851
189,360	Nitto Kohki Company Limited	3,852,487	4,877,197
168,194	Secom Joshinetsu Company Limited	3,485,654	4,251,445
166,305	Nagaileben Company Limited	3,238,726	4,131,974
433,200	Temp Holdings Company Limited	5,351,806	3,949,269
289,900	Unihair Company Limited (a)	3,553,174	3,834,077

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.86% — (continued)

Japan 29.57% — (continued)
191,440	Nomura Research Institute Limited	$3,732,675	$3,598,315
446,500	Japan Wool Textile Company Limited	3,412,543	3,428,649
338,100	OSG Corporation	2,926,254	3,305,057
97,994	SK Kaken Company Limited	2,829,669	2,887,873
142,380	AS One Corporation	2,731,909	2,749,524
148,700	T. Hasegawa Company Limited	2,196,668	2,629,305
542	Inpex Corporation	2,630,900	2,551,734
77,200	Meitec Corporation (a)	2,145,103	1,434,408
156,600	Kansai Paint Company Limited	1,044,299	1,333,844
134,000	Nippon Thompson Company Limited	628,185	906,978
34,500	Ryosan Company Limited	769,862	862,965
150,600	Chubu-Nippon Broadcasting Company Limited	1,501,659	797,427
31,830	Daiichikosho Company Limited	385,960	495,705
43,800	Seikagaku Corporation	309,117	474,336
100,000	Shingakukai Company Limited	685,580	303,085
63,040	Sansei Yusoki Company Limited	464,414	284,709
		151,850,709	163,310,412
Malaysia 3.76%
5,795,580	Malaysia Airports Holdings Berhad	5,550,544	10,795,136
6,368,280	Genting Malaysia Berhad	5,527,948	6,993,349
920,065	Genting Berhad	1,451,099	2,956,607
		12,529,591	20,745,092
Mexico 3.11%
345,345	Grupo Televisa SA, ADR	6,098,107	6,533,928
244,260	Industrias Peñoles S.A.B. de C.V.	1,598,004	5,896,681
243,063	Fresnillo PLC	1,450,785	4,740,339
		9,146,896	17,170,948
Netherlands 0.13%
16,545	Heineken Holding NV	526,837	723,311

Singapore 1.60%
1,470,830	Haw Par Corporation Limited	4,590,177	6,460,519
1,093,090	Singapore Airport Terminal Services Limited	1,193,945	2,367,434
		5,784,122	8,827,953
South Africa 2.37%
615,600	Gold Fields Limited, ADR	7,664,165	9,400,212
325,400	Harmony Gold Mining Company Limited, ADR	3,353,511	3,673,766
		11,017,676	13,073,978
South Korea 2.19%
93,921	KT&G Corporation	5,301,148	5,601,077
16,020	Nong Shim Company Limited	3,477,192	3,062,802
66,250	Fursys, Inc.	1,684,535	1,731,418
1,460	Lotte Confectionery Company Limited	728,318	1,711,923
		11,191,193	12,107,220

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.86% — (continued)

Switzerland 5.17%
129,778	Pargesa Holding SA	$7,721,848	$9,481,287
151,110	Nestlé SA	4,740,938	8,054,789
17,393	Rieter Holding AG (a)	2,961,043	4,998,650
32,475	Kuehne & Nagel International AG	1,256,311	3,901,894
673	Lindt & Spruengli AG	2,008,535	1,614,487
2,000	Edipresse SA	675,882	499,949
		19,364,557	28,551,056
Thailand 1.93%
33,865,592	Thai Beverage PCL	5,725,729	7,077,314
629,505	Bangkok Bank PCL NVDR	2,070,251	3,235,676
20,000	OHTL PCL (b)	88,922	319,605
		7,884,902	10,632,595
Turkey 0.02%
11,940	Yazicilar Holding AS	83,499	92,341

United Kingdom 1.12%
264,939	Berkeley Group Holdings PLC (a)	3,219,505	3,436,331
55,597	Anglo American PLC	2,284,668	2,204,792
19,922	Spirax-Sarco Engineering PLC	286,714	563,086
		5,790,887	6,204,209
Total International Common Stocks		366,021,267	424,441,324

International Preferred Stocks — 1.59%

Germany 0.36%
20,062	Hornbach Holding AG	1,583,776	1,975,791

South Korea 1.23%
13,913	Samsung Electronics Company Limited	2,677,420	6,796,353
Total International Preferred Stocks		4,261,196	8,772,144

OUNCES

Commodity — 5.58%
23,558	Gold bullion (a)	16,423,598	30,831,225

PRINCIPAL AMOUNT

International Bonds — 2.46%

International Corporate Bonds — 1.59%

Canada 0.43%
2,871,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (b)(c)	3,083,728	2,347,042

France 1.16%
4,735,000 EUR	Wendel 4.875% due 11/04/14	4,443,851	6,418,472

Ireland 0.00%
823,000 EUR	Waterford Wedgwood PLC 9.875% due 12/01/10 (a)(b)(c)(d)(e)	1,033,681	—

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Corporate Bonds 1.59% — (continued)
		$8,561,260	$8,765,514
International Government Bonds — 0.87%

France 0.29%
1,107,622 EUR	France Government Bond OAT 3.00% due 07/25/12 (f)	1,365,596	1,617,195

Malaysia 0.12%
2,109,000 MYR	Malaysia Government Bond 3.756% due 04/28/11	564,324	686,427

Taiwan 0.46%
38,000,000 TWD	Taiwan Government Bond 2.00% due 07/20/12	1,192,030	1,253,927
38,000,000 TWD	Taiwan Government Bond 2.375% due 01/16/13	1,233,255	1,273,526
		2,425,285	2,527,453
Total International Government Bonds		4,355,205	4,831,075
Total International Bonds		12,916,465	13,596,589

Commercial Paper — 14.38%

International Commercial Paper — 9.46%

France 3.83%
3,025,000 USD	Air Liquide SA 0.30% due 12/15/10	3,023,109	3,023,180
3,000,000 USD	Air Liquide SA 0.37% due 11/08/10	2,998,828	2,998,828
5,000,000 USD	Électricité de France 0.22% due 11/30/10	4,998,167	4,997,628
4,141,000 USD	GDF Suez SA 0.38% due 12/03/10	4,138,246	4,138,931
1,000,000 USD	GDF Suez SA 0.39% due 12/06/10	999,285	999,475
5,000,000 USD	Total SA 0.28% due 11/09/10	4,998,484	4,998,484

Germany 0.57%
3,131,000 USD	BASF SE 0.27% due 10/28/10	3,130,366	3,130,366

Italy 1.08%
4,000,000 USD	Eni S.p.A 0.24% due 12/14/10	3,998,027	3,997,625
1,000,000 USD	Eni S.p.A 0.28% due 01/14/11	999,183	999,114
1,000,000 USD	Eni S.p.A 0.50% due 11/18/10	999,333	999,333

Japan 2.89%
1,500,000 USD	Mitsui & Company Limited 0.43% due 10/25/10	1,499,570	1,499,570

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper — 9.46% — (continued)

Japan 2.89% — (continued)
4,225,000 USD	Mitsui & Company Limited 0.44% due 10/22/10	$4,223,916	$4,223,916
2,257,000 USD	Panasonic Corporation 0.35% due 10/04/10	2,256,934	2,256,934
3,000,000 USD	Panasonic Corporation 0.48% due 02/07/11	2,994,840	2,996,501
5,000,000 USD	Sumitomo Corporation 0.45% due 11/19/10	4,996,937	4,996,937

Switzerland 1.09%
1,000,000 USD	Nestlé Capital Corporation 0.23% due 10/18/10	999,891	999,891
2,000,000 USD	Nestlé Capital Corporation 0.23% due 02/02/11	1,998,416	1,998,347
3,000,000 USD	Nestlé Capital Corporation 0.25% due 12/01/10	2,998,729	2,998,915
Total International Commercial Paper		52,252,261	52,253,975

U.S. Commercial Paper — 4.92%
4,461,000	Bemis Company, Inc. 0.34% due 10/18/10	4,460,284	4,460,284
2,000,000	Caterpillar Financial Services Corporation 0.24% due 12/16/10	1,998,987	1,998,802
1,317,000	ConocoPhillips 0.24% due 12/28/10	1,316,227	1,316,219
5,000,000	H.J. Heinz Company Limited 0.46% due 10/26/10	4,998,403	4,998,403
9,367,000	Northern Illinois Gas Company 0.16% due 10/01/10	9,367,000	9,367,000
5,000,000	PepsiCo, Inc. 0.21% due 10/22/10	4,999,387	4,999,387
Total Commercial Paper		79,392,549	79,394,070
Total Investments — 100.87%		$479,015,075	557,035,352
Liabilities in Excess of Other Assets — (0.87)%			(4,785,010)
Net Assets — 100.00%			$552,250,342

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At September 30, 2010, the value of these securities amounted to $3,686,498 or 0.67% of net assets.
(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)	Issuer is in default.
(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $0 or 0.00% of net assets.
(f)	Inflation protected security.

At September 30, 2010, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$103,167,014
Gross unrealized depreciation	(25,146,737)
Net unrealized appreciation	$78,020,277

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2010

Abbreviations Used in this Schedule Include:
ADR	—	American Depository Receipt
NVDR	—	Non-Voting Depository Receipt
OAT	—	French Treasury Obligation
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares
UNIT	—	More than one class of securities traded together

Currencies
EUR	—	Euro
MYR	—	Malaysian Ringgit
TWD	—	Taiwan Dollar
USD	—	United States Dollar

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT SEPTEMBER 30, 2010	UNREALIZED APPRECIATION AT SEPTEMBER 30, 2010	UNREALIZED DEPRECIATION AT SEPTEMBER 30, 2010
11/17/10	1,818,000	Euro	$2,352,728	$2,475,915	$—	$(123,186)
01/19/11	10,625,000	Euro	13,601,063	14,462,355	—	(861,292)
02/16/11	8,859,000	Euro	11,238,705	12,055,619	—	(816,914)
03/16/11	13,765,000	Euro	18,047,439	18,737,164	—	(689,725)
11/17/10	1,364,984,000	Japanese Yen	15,549,910	16,358,514	—	(808,604)
12/15/10	1,714,284,000	Japanese Yen	18,786,914	20,543,214	—	(1,756,300)
01/19/11	441,503,000	Japanese Yen	5,178,010	5,295,869	—	(117,859)
02/16/11	1,053,198,000	Japanese Yen	12,513,194	12,638,273	—	(125,079)
11/17/10	15,935,000	Mexican Peso	1,222,947	1,256,347	—	(33,400)
12/15/10	27,793,000	Mexican Peso	2,168,448	2,188,265	—	(19,817)
01/19/11	17,997,000	Mexican Peso	1,383,427	1,409,847	—	(26,420)
02/16/11	21,277,000	Mexican Peso	1,616,363	1,662,124	—	(45,761)
			$103,659,149	$109,083,506	$—	$(5,424,357)

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2010

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	13.40%
Consumer Staples	8.63
Energy	3.67
Financials	7.99
Health Care	5.74
Industrials	20.41
Information Technology	5.18
Materials	10.60
Telecommunication Services	1.24
Total International Common Stocks	76.86
International Preferred Stocks
Consumer Discretionary	0.36
Information Technology	1.23
Total International Preferred Stocks	1.59
International Bonds
Consumer Discretionary	0.43
Health Care	1.16
Government Issues	0.87
Total International Bonds	2.46
Commodity	5.58
Commercial Paper
International Commercial Paper	9.46
U.S. Commercial Paper	4.92
Total Commercial Paper	14.38

Total Investments	100.87%

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2010

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. (First Eagle SoGen Variable Funds, Inc. prior to December 31, 2002). The First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equity issued by non-U.S. corporations.

Effective December 7, 2009, Arnhold and S. Bleichroeder Advisers, LLC, has changed its corporate name to First Eagle Investment Management, LLC (the “Adviser”).

The following is a summary of significant accounting policies adhered to by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment valuation—The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at amortized cost, which is deemed to approximate value.

The 2:00 p.m. E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded on that foreign market. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund as of 4:00 p.m. E.S.T.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Fund’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy.

The Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including fund’s own assumption in determining the fair value of investments).

The following is a summary of the Fund’s inputs used to value the Fund’s investments as of September 30, 2010:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets: †
International Common Stocks	$423,101,868	$1,339,456	$—	$424,441,324
International Preferred Stocks	8,772,144	—	—	8,772,144
Commodity *	30,831,225	—	—	30,831,225
International Corporate Bonds	—	8,765,514	—	8,765,514
International Government Bonds	—	4,831,075	—	4,831,075
International Commercial Paper	—	52,253,975	—	52,253,975
U.S. Commercial Paper	—	27,140,095	—	27,140,095
Foreign Currency Contracts **	—	—	—	—
Total	$462,705,237	$94,330,115	$—	$557,035,352

Liabilities:
Foreign Currency Contracts **	$(5,424,357)	$—	$—	$(5,424,357)
Total	$(5,424,357)	$—	$—	$(5,424,357)

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (e).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the nine-month period ended September 30, 2010, there was no security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

The Fund did not have any Level 3 activity for the nine month period ended September 30, 2010.

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered into forward currency contracts. The Fund’s currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of the different countries that the Fund invests in and serves as hedges against possible variations in the exchange rates between the currencies and U.S. dollar.  The Fund has engaged in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations.

The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.  Forward currency contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments. Outstanding contracts at period-end are indicative of the volume of activity during the period.

 The Fund adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

At September 30, 2010, the Fund’s had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

	ASSET	LIABILITY	GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
RISK TYPE	DERIVATIVE FAIR VALUE	DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Foreign currency contracts	$—	$(5,424,357)	$6,216,892	$(7,664,678)

Item 2. Controls and Procedures.

a)              The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer

Date: November 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer		Date: November 17, 2010

\s\ John P. Arnhold
John P. Arnhold, President		Date: November 17, 2010